Income Taxes (Narrative) (Details)	3 Months Ended
Sep. 30, 2019
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2020
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2039